Loan Commitments and Other Related Activities (Contractual Amounts of Financial Instruments with Off-Balance-Sheet Risk) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Commitments To Make Loans [Member]
Other Contingencies And Commitments [Line Items]
Fixed Rate	$ 4,623	$ 14,992
Variable Rate	15,187	17,339
Unused Lines Of Credit [Member]
Other Contingencies And Commitments [Line Items]
Fixed Rate	647	189
Variable Rate	19,764	$ 26,955
Standby Letters Of Credit [Member]
Other Contingencies And Commitments [Line Items]
Fixed Rate	$ 1,154